Subsequent events (Details)	Apr. 29, 2024
Subsequent Event [Member] | September 2027 Notes Due On September 30 2027 At 3 [Member]
Subsequent Event [Line Items]
Percentage of consent received of aggregate principal amount of notes payable	88.55%